497 (j)

                 [Letterhead of Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                              Washington, DC 20004]



MARY JANE WILSON-BILIK
DIRECT LINE:  202.383.0660
Internet:  mjwilsonbilik@sablaw.com
                                            May 6, 2002



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:  Conseco Variable Insurance Company
                                Conseco Variable Annuity Account C
                                Maxiflex Group
                                Post-Effective Amendment No. 12 to Form N-4
                                (File Nos. 33-61122; 811-4819)
                                -------------------------------------------

Commissioners:

         On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Variable Annuity Account C (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on May 1, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                         Sincerely,


                                         /s/ MARY JANE WILSON-BILIK
                                         --------------------------
                                         Mary Jane Wilson-Bilik


cc:      Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company